Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2020	2,102,529	$28.06
Granted	84,326	13.00
Exercised	(399,911)	20.14
Forfeited	(54,576)	37.72
Options outstanding as of December 31, 2021	1,732,368	$28.85
Options exercisable as of December 31, 2021	1,376,409	$31.99

Schedule of Stock Options Outstanding
			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average	Weighted-	Exercisable	Weighted-
			options at	Remaining	Average	options at	Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2021	Life in Years	Price	2021	Price
$0.76	-	$19.66	799,417	6.71	$17.87	481,418	$19.32
$19.96	-	$23.41	445,930	5.80	21.72	445,930	21.72
$24.66	-	$91.56	476,942	3.22	52.28	438,982	54.64
$103.36	-	$120.51	10,079	2.80	104.84	10,079	104.84
			1,732,368	5.49	$28.85	1,376,409	$31.99

Aggregate intrinsic value (U.S. $ in thousands)			$6,529			$3,725

Schedule of Stock Option Assumptions
	2021	2020
Risk-free interest rate	0.4%-1.3%	0.4%-1.8%
Expected option term (years)	5.0-5.1	5.0-5.1
Expected share price volatility	52.8%-58.7%	52.5%-52.8%
Dividend yield	-	-
Weighted average grant date fair value	$14.99	$8.09

Schedule of RSUs and PSUs activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested RSUs outstanding as of December 31, 2020	2,801,116	$21.08
Granted	1,378,782	33.66
Vested	(729,565)	21.71
Forfeited	(367,535)	22.71
Unvested RSUs outstanding as of December 31, 2021	3,082,798	$26.36

Schedule of stock-based compensation expense
	2021	2020	2019
	(U.S. $ in thousands)
Cost of revenues	$3,093	$1,771	$1,848
Research and development, net	6,564	6,102	5,167
Selling, general and administrative	21,320	12,331	13,549
Total stock-based compensation expenses	$30,977	$20,204	$20,564

Schedule of accumulated other comprehensive loss
	Year ended December 31, 2021
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive loss before reclassifications	3,668	(2,603)	1,065
Amounts reclassified from accumulated other comprehensive loss	(423)	(567)	(990)
Other comprehensive income (loss), net of tax	3,245	(3,170)	75
Balance as of December 31, 2021	$1,572	$10,343	$(8,771)
	Year ended December 31, 2020
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive loss before reclassifications	(1,024)	533	(490)
Amounts reclassified from accumulated other comprehensive loss	(639)	-	(639)
Other comprehensive income (loss)	(1,663)	533	(1,130)
Balance as of December 31, 2020	$(1,673)	$(7,173)	$(8,846)

	Year ended December 31, 2019
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive loss before reclassifications	1,548	(580)	968
Amounts reclassified from accumulated other comprehensive loss	(931)	-	(931)
Other comprehensive income (loss)	617	(580)	37
Balance as of December 31, 2019	$(10)	$(7,706)	$(7,716)